COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Jun. 02, 2025	May 31, 2025	May 27, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Stock options
Annual cash compensation				$ 349,282		$ 76,356	$ 472,509
Accounts payable and accrued liabilities				10,500
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Annual salary				$ 552,000		360,000
Mr. David Boulette [Member]
Loss Contingencies [Line Items]
Annual salary		$ 552,000
Monthly base salary		$ 46,000
Stock options		20,000,000
Exercise price		$ 0.10
Stock options vested		4,000,000
Stock options granted				20,000,000
Mr. Rizvan Jamal [Member]
Loss Contingencies [Line Items]
Annual cash compensation			$ 50,000
Instalments for services			$ 12,500
Mr. Ali Shadman [Member]
Loss Contingencies [Line Items]
Annual cash compensation	$ 50,000
Instalments for services	$ 12,500
Mr.Ali and Mr Jamal [Member]
Loss Contingencies [Line Items]
Compensation expense				$ 12,500
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
New lease payment				229		229
Lease rent				$ 1,374	$ 1,374	$ 2,748	$ 2,748